SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 1.7%
Agency - 0.4%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	412,711	4.58	5/28/35	384,497
Small Business Administration, Series 2006-20D, Class 1	67,541	5.64	4/1/26	67,150
Small Business Administration, Series 2007-20B, Class 1	64,930	5.49	2/1/27	64,104
Small Business Administration, Series 2007-20J, Class 1	111,285	5.57	10/1/27	110,259

				626,010

Non-Agency - 1.3%
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	99,388
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	292,902
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	108,981	4.13	10/25/33	107,665
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	67,659	2.75	1/25/61	65,407
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	89,570	3.63	9/10/25	89,091
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, 4	800,000	3.00	11/25/58	758,378
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	459,544	2.18	2/25/60	427,291

				1,840,122

Total Asset-Backed Securities (cost: $2,609,412)				2,466,132

Collateralized Mortgage Obligations - 16.4%
Agency - 11.9%
FHLMC REMICS, Series 3104, Class BY	34,218	5.50	1/15/26	34,074
FHLMC REMICS, Series 3806, Class JA	42,750	3.50	2/15/26	42,145
FHLMC REMICS, Series 3982, Class LA	685,677	2.50	12/15/39	667,142
FHLMC REMICS, Series 4210, Class AD	536,540	4.00	3/15/40	532,513
FHLMC REMICS, Series 4246, Class PT	241,231	6.50	2/15/36	251,844
FHLMC REMICS, Series 4390, Class CA	1,004,845	3.50	6/15/50	981,391
FHLMC REMICS, Series 4523, Class VB	2,549,464	3.50	8/15/34	2,527,021
FHLMC REMICS, Series 4717, Class KV	1,728,221	3.50	8/15/40	1,694,745
FHLMC REMICS, Series 4759, Class NA	65,347	3.00	8/15/44	63,900
FHLMC REMICS, Series 5252, Class BT	986,978	6.00	9/25/52	1,021,235
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	546,673	7.00	3/25/44	545,541
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	261,825	3.26	8/25/43	241,519
FNMA REMICS, Series 2009-13, Class NX	13	4.50	3/25/24	13
FNMA REMICS, Series 2009-71, Class MB	685	4.50	9/25/24	682
FNMA REMICS, Series 2011-146, Class LX	1,446,189	3.50	10/25/40	1,402,775
FNMA REMICS, Series 2013-74, Class AD	712	2.00	7/25/23	707
FNMA REMICS, Series 2017-97, Class DP	21,176	3.50	10/25/46	20,505
FNMA REMICS, Series 2018-25, Class AG	191,706	3.50	4/25/47	183,418
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K036, Class A2 [1]	1,600,000	3.53	10/25/23	1,581,922
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class A2	1,600,000	3.49	1/25/24	1,575,894
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K723, Class A2	1,194,284	2.45	8/25/23	1,176,296
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K724, Class A2 [1]	1,667,432	3.06	11/25/23	1,639,831
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	176,203	4.84	11/25/37	175,048
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	575,450	4.84	12/25/37	571,129
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	267,201	4.00	2/25/59	254,342
Vendee Mortgage Trust, Series 1993-1, Class ZB	3,128	7.25	2/15/23	3,123

				17,188,755

Non-Agency - 4.5%
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	646,243	2.50	6/25/51	569,123
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	868,573	2.50	5/25/52	745,650
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,483,199	2.50	10/25/51	1,273,292
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	515,935	2.50	11/25/51	442,918
JP Morgan Mortgage Trust, Series 2022-1, Class A11 1, [4]	2,329,664	4.37	7/25/52	2,127,733
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	236,792	4.00	3/25/57	220,132
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	251,395	4.00	4/25/57	237,554

DECEMBER 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	83,106	5.89	6/25/57	81,264
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	183,869	4.00	12/25/57	172,565
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	239,133	5.14	1/25/48	229,263
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	269,018	2.50	11/25/50	241,136
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	241,811	2.50	9/25/50	212,275

				6,552,905

Total Collateralized Mortgage Obligations (cost: $24,768,764)				23,741,660

Corporate Bonds - 17.7%
American Equity Investment Life Holding Co.	1,000,000	5.00	6/15/27	948,273
Bank of America Corp. [1]	750,000	4.95	7/22/28	733,592
BGC Partners, Inc.	900,000	4.38	12/15/25	843,963
British Airways 2020-1 Class B Pass Through Trust [4]	327,911	8.38	11/15/28	322,031
Cadence Bank (Subordinated), 3 Mo. Libor + 3.03% [1]	1,200,000	4.75	6/30/29	1,151,330
CenterState Bank Corp. (Subordinated) [1]	650,000	5.75	6/1/30	622,583
CVS Pass-Through Trust Series 2009 [4]	853,208	8.35	7/10/31	934,010
Delta Air Lines 2015-1 Class AA Pass Through Trust	347,646	3.63	7/30/27	317,765
Dollar Tree, Inc.	600,000	4.20	5/15/28	574,965
El Paso Natural Gas Co., LLC	500,000	7.50	11/15/26	531,393
Equinor ASA	224,000	7.15	11/15/25	235,857
F&G Global Funding [4]	900,000	0.90	9/20/24	822,783
F&G Global Funding [4]	1,600,000	5.15	7/7/25	1,567,867
Fairfax US, Inc. [4]	600,000	4.88	8/13/24	585,501
First Midwest Bancorp, Inc. (Subordinated)	1,000,000	5.88	9/29/26	1,011,837
First-Citizens Bank & Trust Co. (Subordinated) [1]	1,250,000	4.13	11/13/29	1,181,457
KeyBank NA [1]	630,000	2.37	1/3/24	629,869
M&T Bank Corp. (Subordinated)	450,000	4.00	7/15/24	441,980
Metropolitan Life Insurance Co. (Subordinated) [4]	900,000	7.80	11/1/25	953,928
Minnesota Life Insurance Co. (Subordinated) [4]	925,000	8.25	9/15/25	976,898
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,300,000	7.06	12/15/24	1,296,577
Orange & Rockland Utilities, Inc.	700,000	6.50	12/1/27	731,806
Public Service Co. of Colorado	1,000,000	2.90	5/15/25	953,295
Reliant Bancorp, Inc. (Subordinated) [1]	1,250,000	5.13	12/15/29	1,176,353
SC Johnson & Son, Inc. [4]	700,000	6.75	2/15/28	744,762
TIAA FSB Holdings, Inc. (Subordinated)	1,455,000	5.75	7/2/25	1,429,343
Tosco Corp.	740,000	7.80	1/1/27	808,527
Truist Bank, 3 Mo. Libor + 0.74% [1]	200,000	3.69	8/2/24	198,209
United Airlines 2014-1 Class A Pass Through Trust	824,095	4.00	4/11/26	766,297
United Financial Bancorp, Inc. (Subordinated)	300,000	5.75	10/1/24	295,267
VeriSign, Inc.	550,000	4.75	7/15/27	531,672
West Loop BC (Subordinated), 3 Mo. Libor + 1.87% [1]	1,300,000	6.63	12/1/27	1,298,288

Total Corporate Bonds (cost: $27,273,131)				25,618,278

Mortgage Pass-Through Securities - 15.8%
Federal Home Loan Mortgage Corporation - 5.2%
Freddie Mac	2,808,497	2.50	8/1/30	2,636,381
Freddie Mac	43,572	3.00	9/1/27	42,090
Freddie Mac	2,801,711	3.00	4/1/33	2,641,223
Freddie Mac	8,348	3.50	7/1/26	8,210
Freddie Mac	687,247	3.50	8/1/31	672,409
Freddie Mac	258,387	3.50	9/1/32	250,263
Freddie Mac	58,286	4.00	7/1/26	56,979
Freddie Mac	56,528	4.00	1/1/27	55,260
Freddie Mac	649,676	4.00	4/1/29	640,981
Freddie Mac	134,863	4.00	10/1/31	130,890
Freddie Mac	1,619	4.50	7/1/26	1,619

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Freddie Mac	286,125	4.50	10/1/34	284,520
Freddie Mac	3,555	5.00	10/1/25	3,545
Freddie Mac	241,187	5.00	5/1/28	242,629

				7,666,999

Federal National Mortgage Association - 8.4%
Fannie Mae	1,179,938	2.35	5/1/23	1,166,222
Fannie Mae	64,228	3.00	8/1/28	61,768
Fannie Mae	816,363	3.00	5/1/30	776,692
Fannie Mae	127,703	3.50	1/1/26	124,755
Fannie Mae	472,609	3.50	2/1/32	458,291
Fannie Mae	1,133,834	3.50	8/1/33	1,088,236
Fannie Mae	451,294	3.50	11/1/38	432,035
Fannie Mae	1,932	4.00	9/1/24	1,905
Fannie Mae	26,339	4.00	6/1/25	25,722
Fannie Mae	8,306	4.00	10/1/31	8,049
Fannie Mae	490,490	4.00	10/1/34	480,031
Fannie Mae	16,175	4.50	4/1/25	16,153
Fannie Mae	2,115,543	4.50	3/1/29	2,112,692
Fannie Mae	115,545	4.50	7/1/31	114,769
Fannie Mae	2,373,586	4.50	4/1/39	2,357,659
Fannie Mae	437,809	5.50	8/1/40	459,848
Fannie Mae	529,396	5.50	2/1/42	549,354
Fannie Mae	1,940,735	6.00	9/1/29	1,971,047

				12,205,228

Government National Mortgage Association - 1.5%
Ginnie Mae, US Treasury + 1.50% [1]	18,728	2.88	4/20/33	18,353
Ginnie Mae, US Treasury + 1.50% [1]	4,451	2.88	4/20/42	4,398
Ginnie Mae	1,723,890	4.00	7/20/26	1,678,413
Ginnie Mae	679	5.00	12/20/23	681
Ginnie Mae	950	5.00	9/15/24	958
Ginnie Mae	8,137	5.00	6/20/26	8,156
Ginnie Mae	389,149	6.00	7/20/37	411,137

				2,122,096

Other Federal Agency Securities - 0.7%
Small Business Administration Pools, PRIME - 2.50% [1]	260,167	3.75	5/25/43	259,819
Small Business Administration Pools, PRIME + 0.80% [1]	190,691	7.05	3/25/30	201,671
Small Business Administration Pools, PRIME + 0.82% [1]	475,646	7.07	2/25/28	497,681

				959,171

Total Mortgage Pass-Through Securities (cost: $23,655,503)				22,953,494

Taxable Municipal Bonds - 17.4%
Benton & Polk School District No. 17J	1,300,000	5.47	6/15/27	1,338,935
Borough of Naugatuck CT G.O.	190,000	1.40	9/15/27	162,746
Cape Girardeau School District No. 63	1,000,000	5.35	3/1/27	1,005,606
City of Cleveland OH	125,000	1.28	10/1/26	108,934
City of Kansas MO [9]	1,245,000	3.27	4/1/25	1,188,440
City of Salt Lake UT	550,000	4.88	10/1/27	547,888
Clark County School District Finance Corp.	1,000,000	5.20	6/1/26	1,018,360
Colorado Housing & Finance Authority	750,000	6.50	5/1/48	790,342
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	4,947
Commonwealth of Massachusetts	1,500,000	4.11	7/15/31	1,448,205
County of Cook IL	1,200,000	5.79	11/15/29	1,220,592
County of Yamhill OR	415,000	4.50	10/1/30	400,732
Dallas Center-Grimes Community School District	500,000	5.85	7/1/29	509,180
District of Columbia [9]	1,000,000	3.85	2/28/25	962,020
Duluth Independent School District No. 709	250,000	2.00	2/1/24	242,392

DECEMBER 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Florida Capital Projects Finance Authority	605,000	4.00	10/1/24	577,000
Jersey City, NJ G.O.	335,000	1.13	9/1/26	290,455
Kentucky Higher Education Student Loan Corp.	1,000,000	2.52	6/1/35	872,650
Louisiana Local Government Environmental Facilities & Community Development Authority	1,500,000	3.62	2/1/29	1,454,010
Maryland Community Development Administration	315,000	3.95	3/1/27	300,834
Maryland Community Development Administration	500,000	4.40	3/1/53	480,760
Massachusetts Educational Financing Authority	120,000	4.00	1/1/32	115,954
Massachusetts Educational Financing Authority	205,000	4.41	7/1/34	201,472
Massachusetts Educational Financing Authority	1,000,000	2.64	7/1/37	902,250
Miami University of Ohio	1,075,000	6.67	9/1/28	1,145,187
Michigan State Housing Development Authority	455,000	2.90	6/1/52	422,072
Minnesota Housing Finance Agency	275,000	4.17	1/1/25	270,952
Mount Diablo Unified School District	1,000,000	5.55	8/1/27	1,017,571
New Hampshire Housing Finance Authority	20,000	4.00	7/1/35	19,981
New Mexico Educational Assistance Foundation	1,000,000	2.11	9/1/51	951,940
North Dakota Housing Finance Agency	565,000	2.86	7/1/24	546,344
Oklahoma Development Finance Authority	500,000	3.88	5/1/37	473,505
Oklahoma Development Finance Authority	1,000,000	4.14	12/1/33	963,440
Rhode Island Convention Center Authority [9]	700,000	3.58	5/15/26	667,702
South Dakota Housing Development Authority	1,000,000	5.46	5/1/53	1,005,510
St. Charles Parish School District No. 1	250,000	2.00	3/1/27	223,450
State Public School Building Authority	1,000,000	5.00	9/15/27	1,001,220
Wisconsin Housing & Economic Development Authority [8]	335,000	3.50	3/1/46	331,231

Total Taxable Municipal Bonds (cost: $26,146,411)				25,184,809

U.S. Treasury / Federal Agency Securities - 16.1%
Federal Agency Issues - 10.1%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	5.09	3/9/23	250,143
Federal Farm Credit Banks Funding Corp.	1,350,000	4.92	1/12/26	1,346,001
Federal Farm Credit Banks Funding Corp.	1,000,000	5.65	10/27/25	998,292
Federal Home Loan Banks	2,800,000	4.13	8/28/25	2,756,155
Federal Home Loan Mortgage Corp.	1,900,000	4.05	7/21/25	1,865,127
Federal Home Loan Mortgage Corp.	4,200,000	4.63	9/29/25	4,169,052
Federal National Mortgage Association	2,800,000	4.13	8/28/25	2,748,570
U.S. Department of Housing and Urban Development	530,000	4.28	8/1/27	530,040

				14,663,380

U.S. Treasury - 6.0%
U.S. Treasury Bill [6]	5,450,000	3.40	9/7/23	5,286,312
U.S. Treasury Bill [6]	1,000,000	4.31	3/14/23	991,877
U.S. Treasury Notes	2,500,000	2.88	10/31/23	2,462,598

				8,740,787

Total U.S. Treasury / Federal Agency Securities (cost: $23,594,982)				23,404,167

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Quality Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 13.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.06
(cost: $20,233,227)	20,233,227	20,233,227

Total Investments in Securities - 99.0%
(cost: $148,281,430)		143,601,767

Other Assets and Liabilities, net - 1.0%		1,479,080

Net Assets - 100.0%		$145,080,847

[1]

Variable rate security. Rate disclosed is as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2022 was $16,097,430 and represented 11.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2022, 0.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2022 was $2,818,162 and represented 1.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2022.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	117	March 2023	(12,627,774)	120,577

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2022.

A summary of the levels for the Fund’s investments as of December 31, 2022 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	2,466,132	—	2,466,132
Collateralized Mortgage Obligations	—	23,741,660	—	23,741,660
Corporate Bonds	—	25,618,278	—	25,618,278
Mortgage Pass-Through Securities	—	22,953,494	—	22,953,494
Taxable Municipal Bonds	—	25,184,809	—	25,184,809
U.S. Treasury / Federal Agency Securities	—	23,404,167	—	23,404,167
Short-Term Securities	20,233,227	—	—	20,233,227
Futures	120,577	—	—	120,577
Total:	20,353,804	123,368,540	—	143,722,344

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2022	5